RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011	Sep. 25, 2013
Related Party Transaction [Line Items]
Payments of Capital Distribution	$ 35,000,000	$ 0	$ 0
Affiliated Entity
Related Party Transaction [Line Items]
Management consulting services annual fee	1,000,000
Fee based on percentage of lenders' maximum commitments (percentage)	1.00%
Fee based on percentage of total consideration paid (percentage)	1.00%
Related Party Management Contract Termination Fee				5,000,000
Payment of management fees	800,000	1,000,000	1,000,000
Principal Owner [Member]
Related Party Transaction [Line Items]
Payments of Capital Distribution	35,000,000
Other Affiliated Entities
Related Party Transaction [Line Items]
Payment of management fees	400,000	800,000	1,200,000
Amount received from affiliate of KSL for taxes paid on their behalf		200,000
Royalty Expense	100,000	100,000	300,000
Other Affiliates [Member]
Related Party Transaction [Line Items]
Management consulting services annual fee	100,000
Equity Method Investment
Related Party Transaction [Line Items]
Management fees	500,000	600,000	600,000
Equity Method Investment | Outstanding advances
Related Party Transaction [Line Items]
Receivables	200,000	200,000
Payables	100,000	200,000
Equity Method Investment | Volume rebates
Related Party Transaction [Line Items]
Receivables	1,800,000	1,900,000
Members of Resorts and Clubs of Affiliates [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties	100,000	200,000	200,000
Financial Consulting Services Agreement [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Maximum Reimbursements For Consulting Services	$ 100,000